Non-operating income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Non-Operating Income - Schedule of Non-Operating Income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2024	2023	2022
Foreign exchange gain	686	1,315	3,813
Sale of arago intellectual property	-	900	-
Financial income	684	36	9
Interest income	174	90	5
Other	85	33	110
Total non-operating income from continuing operations	1,629	2,374	3,937